Document and Entity Information	May 21, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 21, 2026
Entity Registrant Name	PFS Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56602
Entity Tax Identification Number	92-2956265
Entity Address, Address Line One	1730 Fourth Street
Entity Address, City or Town	Peru
Entity Address State Or Province	IL
Entity Address, Postal Zip Code	61354
City Area Code	815
Local Phone Number	223-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001967656
Amendment Flag	false